Risk/Return Detail Data - FidelityHealthSavingsFunds-RetailComboPRO	Nov. 29, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Charles Street Trust
FidelityHealthSavingsFunds-RetailComboPRO | Fidelity Health Savings Index Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Health Savings Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Health Savings Index Fund seeks total return.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2025.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	49.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund is designed to assist investors in saving for future eligible medical expenses. Because the time horizon of such expenses is inherently uncertain, the fund pursues an asset allocation strategy that is designed to balance growth and downside market protection through different market environments.Normally investing at least 80% of assets in a combination of passively managed Fidelity bond and equity funds and affiliated and unaffiliated exchange-traded funds (collectively, underlying funds). Investing approximately 30% of the fund's assets in underlying equity funds and 70% of the fund's assets in underlying bond funds. The Adviser may vary the fund's exposure to the underlying funds within the following ranges: 20-40% of the fund's assets in underlying equity funds and 60-80% of the fund's assets in underlying bond funds. Allocating the fund's assets among bond funds (including domestic, international and emerging markets, U.S. inflation-protected debt, and U.S. long-term treasuries) and equity funds (including domestic, international, and emerging markets equities) to manage the fund's risk across asset classes over time. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Investing up to 25% of assets in underlying high income (including funds that invest in high yield debt securities (also referred to as junk bonds)), leveraged loan, country specific equity, real estate equity and commodities funds.Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Geographic Exposure to Japan. Because an underlying fund invests a meaningful portion of its assets in Japan, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Foreign Currency Transactions. Although a forward foreign currency exchange contract is used to reduce or hedge a fund's exposure to changes in the value of the currency, suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies. Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders. Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Investing in Exchange Traded Funds (ETFs). ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable. Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures. Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day. Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and two hypothetical composites of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and two hypothetical composites of market indexes over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	Mar. 02, 2020
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2023
Bar Chart, Year to Date Return	1.41%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2021
Highest Quarterly Return	3.96%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(9.03%)
Performance Table Heading	Average Annual Returns
FidelityHealthSavingsFunds-RetailComboPRO | Fidelity Health Savings Index Fund | Fidelity Health Savings Index Fund
Risk/Return:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Acquired fund fees and expenses	0.09%
Total annual operating expenses	0.25%	[1]
Fee waiver and/or expense reimbursement	0.05%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.20%	[1]
1 year	$ 20
3 years	74
5 years	134
10 years	$ 311
2021	5.15%
2022	(15.17%)
FidelityHealthSavingsFunds-RetailComboPRO | Fidelity Health Savings Index Fund | Return Before Taxes | Fidelity Health Savings Index Fund
Risk/Return:
Label	Fidelity® Health Savings Index Fund
Past 1 year	(15.17%)
Since Inception	(0.62%)
FidelityHealthSavingsFunds-RetailComboPRO | Fidelity Health Savings Index Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	(13.01%)
Since Inception	(4.18%)	[3]
FidelityHealthSavingsFunds-RetailComboPRO | Fidelity Health Savings Index Fund | IXXJ7
Risk/Return:
Label	Fidelity Health Savings Composite Index℠
Past 1 year	(11.63%)
Since Inception	0.55%	[3]
FidelityHealthSavingsFunds-RetailComboPRO | Fidelity Health Savings Index Fund | IXXJ8
Risk/Return:
Label	Fidelity Health Savings Extended Composite Index℠
Past 1 year	(14.79%)
Since Inception	(0.82%)	[3]

[1]	ADiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	BFidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.05% of the fund's management fee. This arrangement will remain in effect through January 31, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[3]	AFrom March 2, 2020.